Segment information and revenue from contracts with customers - Information by operating segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Segment information and revenue from contracts with customers
Number of reportable segments | segment	3
Total Revenues from contracts with external customers	€ 189,923	€ 128,381	€ 48,780
Adjusted EBITDA	(16,702)	1,083	(5,687)
Additions to property, plant and equipment and right-of-use assets	4,367	12,730	21,268
Additions to intangible assets	2,787	6,657	7,280
Other segment information
Depreciation and amortization (including impairments)	21,291	15,128	6,579
Research and development expenses	19,297	14,935	9,590
Recognized over time.
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	61,910	62,739	44,417
Recognized at a point in time.
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	128,013	65,642	4,363
Pharmaceutical
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	15,641	16,951	21,522
Pharmaceutical | Recognized over time.
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	14,879	15,947	17,159
Pharmaceutical | Recognized at a point in time.
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	762	1,004	4,363
Pharmaceutical | Pharmaceutical Partner
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	455	0	1,930
Diagnostics
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	27,900	22,108	27,258
Diagnostics | Recognized over time.
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	27,900	22,108	27,258
COVID-19
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	146,382	89,322
COVID-19 | Recognized over time.
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	19,131	24,684
COVID-19 | Recognized at a point in time.
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	127,251	64,638
Operating segment | Pharmaceutical
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	15,641	16,951	21,522
Adjusted EBITDA	4,843	6,194	14,956
Additions to property, plant and equipment and right-of-use assets	690	333	1,362
Additions to intangible assets	2,401	3,183	3,603
Other segment information
Depreciation and amortization (including impairments)	2,076	6,769	1,308
Operating segment | Diagnostics
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	27,900	22,108	27,258
Adjusted EBITDA	4,024	(2,408)	2,306
Additions to property, plant and equipment and right-of-use assets	261	602	1,998
Other segment information
Depreciation and amortization (including impairments)	2,539	2,289	2,032
Operating segment | COVID-19
Segment information and revenue from contracts with customers
Total Revenues from contracts with external customers	146,382	89,322
Adjusted EBITDA	20,678	37,215
Additions to property, plant and equipment and right-of-use assets	2,480	9,113
Additions to intangible assets	386	1,672
Other segment information
Depreciation and amortization (including impairments)	10,828	1,400
Corporate
Segment information and revenue from contracts with customers
Adjusted EBITDA	(46,247)	(39,918)	(22,949)
Additions to property, plant and equipment and right-of-use assets	936	2,682	17,908
Additions to intangible assets		1,802	3,677
Other segment information
Depreciation and amortization (including impairments)	5,849	4,670	3,239
Research and development expenses	€ 19,297	€ 14,935	€ 9,590